Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	As at December 31, 2017	As at March 31, 2017
	$	$
Accounts payable	518,204	866,188
Accrued liabilities	111,885	271,266
	630,089	1,137,454

	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
	$	$	$	$
Trade accounts payable	866,188	295,203	823,595	274,055
Accrued liabilities	271,266	168,125	337,400	139,218
Advances from investors	-	-	155,000	-
Due from related parties	-	53,606	-	-
	1,137,454	516,934	1,315,995	413,273